Fees Summary	Dec. 23, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,674,000.00
Previously Paid Amount	0.00
Total Fee Amount	231.18
Total Offset Amount	0.00
Net Fee	231.18
Narrative - Max Aggregate Offering Price	$ 1,674,000.00
Final Prospectus	true